Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 2,651	$ 3,223
Advances to affiliates
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 2,700	$ 3,200